Disclosure of additional information about defined benefit plans (Details) - Pension obligations [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Opening defined benefit obligation	$ 349,165	$ 337,004
Current service cost	10,707	10,768
Past service cost related to the new collective bargaining agreement	10,442	0
Interest cost	12,602	13,415
Benefits paid from plan	(33,721)	(32,644)
Benefits paid from employer	(999)	(1,424)
Participant contributions	93	93
Effects of movements in exchange rates	24,440	10,348
Arising from changes in demographic assumptions	1,598	0
Arising from changes in financial assumptions	9,402	14,955
Arising from experience adjustments	(675)	(3,350)
Closing defined benefit obligation	$ 383,054	$ 349,165